Loans and financing - Variation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
New issuances	R$ 675,828	R$ 1,905,851
Accrued interest	264,313	165,881	R$ 8,642
Payments of loans and financing	(100,869)	(296,262)	R$ (150,000)
Debentures
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,620,246
New issuances	675,828	1,905,851
Accrued interest	264,313	165,881
Payments of loans and financing	(100,869)	(296,262)
Payment of interests	(277,699)	(155,254)
Balance at ending of period	R$ 2,181,819	R$ 1,620,246